Federated Total Return Bond Fund
A Portfolio of Federated Total Return Series, Inc.
CLASS A Shares (TICKER TLRAX)
CLASS B Shares (TICKER TLRBX)
CLASS C Shares (TICKER TLRCX)
CLASS R Shares (TICKER FTRKX)
Institutional Shares (TICKER FTRBX)
Service Shares (TICKER FTRFX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2015
Effective on April 22, 2015, the Fund will offer Class R6 Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Class R6 Shares.
April 17, 2015
Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452596 (4/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.